October 26, 2018

Management Statement Regarding Compliance With
Certain Provisions of the Investment
Company Act of 1940

We, as members of management of BMO Funds, Inc.
(BMO In-Retirement Fund, BMO Target Retirement
2015 Fund, BMO Target Retirement 2020 Fund, BMO
Target Retirement 2025 Fund, BMO Target Retirement
2030 Fund, BMO Target Retirement 2035 Fund, BMO
Target Retirement 2040 Fund, BMO Target Retirement
2045 Fund, BMO Target Retirement 2050 Fund, BMO
Target Retirement 2055 Fund, BMO Conservative
Allocation Fund, BMO Moderate Allocation Fund,
BMO Balanced Allocation Fund, BMO Growth
Allocation Fund, and BMO Aggressive Allocation Fund
(collectively, the "Funds")), are responsible for complying with the requirements of subsections (b) and ( c) of rule 17f-2, "Custody of Investments by Registered
Investment Companies", of the Investment Company
Act of 1940. We are also responsible for establishing and maintaining effective internal controls over compliance with those requirements. We have performed an evaluation of the Funds' compliance with the requirements of subsections (b) and (c) of rule 17f-2 as of August 31, 2018 and from June 30, 2018 through
August 31, 2018.

Based on this evaluation, we assert that the Funds were in compliance with the requirements of subsections (b) and (c) of rule 17f-2 of the Investment Company Act of 1940 as of August 31, 2018 and from June 30, 2018 through August 31, 2018 with respect to securities reflected in the investment accounts of the Funds.

BMO Funds, Inc.

Timothy M. Bonin
Chief Financial Officer and Treasurer